UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one): [ ]is a restatement.
                                   [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marvin & Palmer Associates, Inc.
Address:  1201 N. Market Street
          Suite 2300
          Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen T. Buckley
Title: Chief Financial Officer - Principal
Phone: (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley      Wilmington, Delaware          May 9, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     139

Form 13F Information Table Value Total:     $1,569,040
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No. Form 13F File Number      Name

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
              Column 1                Column 2 Column 3  Column 4  Column 5   Column 6  Column 7         Column 8
                                                                                                     VOTING AUTHORITY

                                                                                                  SOLE   SHARED   NONE
Alexion Pharmaceuticals, Inc.           Com    015351109   $8,220     83,300    Sole              83,300
Alexion Pharmaceuticals, Inc.           Com    015351109   $2,546     25,800    Sole                               25,800
Altria Group, Inc.                      Com    02209S103  $12,759    483,100    Sole             483,100
Altria Group, Inc.                      Com    02209S103   $4,331    164,000    Sole                              164,000
Amazon.com, Inc.                        Com    023135106  $43,803    243,175    Sole             243,175
Amazon.com, Inc.                        Com    023135106  $13,113     72,800    Sole                               72,800
Ambev ADR                               ADR    20441W203   $8,415    297,250    Sole             297,250
Ambev ADR                               ADR    20441W203   $1,857     65,610    Sole                               65,610
America Movil SA ADR                    ADR    02364W105   $8,349    143,700    Sole             143,700
America Movil SA ADR                    ADR    02364W105   $1,871     32,200    Sole                               32,200
Ameriprise Financial, Inc.              Com    03076C106   $3,683     60,300    Sole              60,300
Amphenol Corp.                          Com    032095101   $8,702    159,950    Sole             159,950
Amphenol Corp.                          Com    032095101   $3,950     72,600    Sole                               72,600
Apple Computer, Inc.                    Com    037833100  $43,163    123,850    Sole             123,850
Apple Computer, Inc.                    Com    037833100  $13,940     40,000    Sole                               40,000
Avago Technologies Ltd.                 Com    Y0486S104  $24,267    780,300    Sole             780,300
Avago Technologies Ltd.                 Com    Y0486S104   $8,452    271,770    Sole                              271,770
BAIDU.COM                               ADR    056752108  $40,668    295,100    Sole             295,100
BAIDU.COM                               ADR    056752108   $8,379     60,800    Sole                               60,800
BanColombia SA ADR                      ADR    05968L102   $6,121     97,150    Sole              97,150
BanColombia SA ADR                      ADR    05968L102   $1,392     22,100    Sole                               22,100
Cameron International Corp.             Com    13342B105  $26,392    462,200    Sole             462,200
Cameron International Corp.             Com    13342B105   $9,165    160,500    Sole                              160,500
Canadian National Railway Co. ADR       Com    136375102   $5,103     67,800    Sole              67,800
Canadian National Railway Co. ADR       Com    136375102   $2,333     31,000    Sole                               31,000
Caterpillar, Inc.                       Com    149123101  $31,779    285,400    Sole             285,400
Caterpillar, Inc.                       Com    149123101   $8,741     78,500    Sole                               78,500
CF Industries Holdings, Inc.            Com    125269100  $20,970    153,300    Sole             153,300
CF Industries Holdings, Inc.            Com    125269100   $6,730     49,200    Sole                               49,200
Cia Siderurgica Nacional ADR            ADR    20440W105     $433     26,000    Sole              26,000
Cliffs Natural Resources, Inc.          Com    18683K101  $27,292    277,700    Sole             277,700
Cliffs Natural Resources, Inc.          Com    18683K101   $9,366     95,300    Sole                               95,300
Coach, Inc.                             Com    189754104  $22,885    438,500    Sole             438,500
Coach, Inc.                             Com    189754104   $7,568    145,000    Sole                              145,000
Cognizant Technology Solutions          Com    192446102  $30,305    372,300    Sole             372,300
Cognizant Technology Solutions          Com    192446102   $9,809    120,500    Sole                              120,500
Comcast Corp                            Com    20030N200  $11,933    513,900    Sole             513,900
Comcast Corp                            Com    20030N200   $3,409    146,800    Sole                              146,800
Cosan Limited                           Com    G25343107   $5,564    431,300    Sole             431,300
Cosan Limited                           Com    G25343107   $1,307    101,300    Sole                              101,300
Costco Wholesale Corporation            Com    22160K105  $13,821    188,500    Sole             188,500
Costco Wholesale Corporation            Com    22160K105   $4,253     58,000    Sole                               58,000
CSX Corp.                               Com    126408103   $6,052     77,000    Sole              77,000
CSX Corp.                               Com    126408103   $2,822     35,900    Sole                               35,900
Cummins, Inc.                           Com    231021106  $18,416    168,000    Sole             168,000
Cummins, Inc.                           Com    231021106   $4,878     44,500    Sole                               44,500
Deere & Co.                             Com    244199105  $25,446    261,700    Sole             261,700
Deere & Co.                             Com    244199105   $8,081     83,100    Sole                               83,100
EMC Corp.                               Com    268648102  $12,064    454,400    Sole             454,400
EMC Corp.                               Com    268648102   $4,044    152,300    Sole                              152,300
Estee Lauder Companies, Inc.            Com    518439104   $6,697     69,500    Sole              69,500
Estee Lauder Companies, Inc.            Com    518439104   $2,216     23,000    Sole                               23,000
Express Scripts, Inc.                   Com    302182100  $11,039    198,500    Sole             198,500
Express Scripts, Inc.                   Com    302182100   $3,815     68,600    Sole                               68,600
FMC Technologies, Inc.                  Com    30249U101  $23,261    246,200    Sole             246,200
FMC Technologies, Inc.                  Com    30249U101   $8,069     85,400    Sole                               85,400
Freeport-McMoRan Copper & Gold          Com    35671D857  $24,542    441,800    Sole             441,800
Freeport-McMoRan Copper & Gold          Com    35671D857   $8,455    152,200    Sole                              152,200
Goldcorp, Inc.                          Com    380956409   $6,464    129,800    Sole             129,800
Goldcorp, Inc.                          Com    380956409  $22,559    453,000    Sole                              453,000
Goldman Sachs Group, Inc.               Com    38141G104   $1,664     10,500    Sole              10,500
Google, Inc.                            Com    38259P508   $1,584      2,700    Sole               2,700
Grupo Televisa S.A.                     ADR    40049J206   $6,876    280,300    Sole             280,300
Grupo Televisa S.A.                     ADR    40049J206   $1,577     64,300    Sole                               64,300
Hewlett-Packard                         Com    428236103   $6,515    158,700    Sole             158,700
Hewlett-Packard                         Com    428236103   $1,777     43,300    Sole                               43,300
Honeywell                               Com    438516106  $12,384    207,400    Sole             207,400
Honeywell                               Com    438516106   $4,532     75,900    Sole                               75,900
Icici Bank ADR                          ADR    45104G104  $22,698    455,500    Sole             455,500
Icici Bank ADR                          ADR    45104G104   $4,878     97,900    Sole                               97,900
Illumina, Inc.                          Com    452327109  $14,659    209,200    Sole             209,200
Illumina, Inc.                          Com    452327109   $4,590     65,500    Sole                               65,500
Infosys Technologies Ltd                ADR    456788108  $12,297    171,500    Sole             171,500
Infosys Technologies Ltd                ADR    456788108   $2,624     36,600    Sole                               36,600
Intuit                                  Com    461202103  $25,142    473,400    Sole             473,400
Intuit                                  Com    461202103   $8,460    159,300    Sole                              159,300
Intuitive Surgical, Inc.                Com    46120E602   $4,935     14,800    Sole              14,800
Intuitive Surgical, Inc.                Com    46120E602   $1,567      4,700    Sole                                4,700
Itau Unibanco Holding SA ADR            ADR    465562106   $8,840    367,362    Sole             367,362
Itau Unibanco Holding SA ADR            ADR    465562106   $1,776     73,830    Sole                               73,830
Joy Global, Inc.                        Com    481165108  $28,507    288,500    Sole             288,500
Joy Global, Inc.                        Com    481165108  $10,415    105,400    Sole                              105,400
Mechel OAO ADR                          ADR    583840103  $13,837    449,400    Sole             449,400
Mechel OAO ADR                          ADR    583840103   $3,107    100,900    Sole                              100,900
Mercadolibre, Inc.                      Com    58733R102   $8,457    103,600    Sole             103,600
Mercadolibre, Inc.                      Com    58733R102   $1,804     22,100    Sole                               22,100
Monsanto Company                        Com    61166W101  $21,888    302,900    Sole             302,900
Monsanto Company                        Com    61166W101   $8,382    116,000    Sole                              116,000
National Oilwell Varco, Inc.            Com    637071101  $36,084    455,200    Sole             455,200
National Oilwell Varco, Inc.            Com    637071101  $11,891    150,000    Sole                              150,000
NetApp, Inc.                            Com    64110D104  $25,297    525,400    Sole             525,400
NetApp, Inc.                            Com    64110D104   $9,085    188,700    Sole                              188,700
Nvidia Corp.                            Com    67066G104   $9,370    507,600    Sole             507,600
Nvidia Corp.                            Com    67066G104   $2,883    156,200    Sole                              156,200
Oracle Corporation                      Com    68389X105  $19,331    578,200    Sole             578,200
Oracle Corporation                      Com    68389X105   $7,793    233,100    Sole                              233,100
Peabody Energy Corp                     Com    704549104  $28,323    393,600    Sole             393,600
Peabody Energy Corp                     Com    704549104   $9,355    130,000    Sole                              130,000
Petroleo Brasileiro ADR                 ADR    71654V408  $22,466    553,300    Sole             553,300
Petroleo Brasileiro ADR                 ADR    71654V408   $4,934    121,500    Sole                              121,500
Pioneer Natural Resources Co.           Com    723787107   $7,463     73,200    Sole              73,200
Precision Castparts Corp.               Com    740189105  $19,715    133,925    Sole             133,925
Precision Castparts Corp.               Com    740189105   $6,036     41,000    Sole                               41,000
Qualcomm, Inc.                          Com    747525103  $24,728    451,000    Sole             451,000
Qualcomm, Inc.                          Com    747525103   $8,800    160,500    Sole                              160,500
Quimica y Minera de Chile SA - sp ADR   ADR    833635105   $4,708     85,200    Sole              85,200
Quimica y Minera de Chile SA - sp ADR   ADR    833635105   $1,078     19,500    Sole                               19,500
Schlumberger Ltd.                       Com    806857108  $31,012    331,600    Sole             331,600
Schlumberger Ltd.                       Com    806857108  $10,417    111,400    Sole                              111,400
SPDR Gold Shares                        Com    78463V107   $3,077     22,000    Sole              22,000
Starbucks Corporation                   Com    855244109  $11,266    304,900    Sole             304,900
Starbucks Corporation                   Com    855244109   $3,810    103,100    Sole                              103,100
Stryker Corporation                     Com    863667101  $11,135    182,600    Sole             182,600
Stryker Corporation                     Com    863667101   $4,000     65,600    Sole                               65,600
Suncor Enerrgy, Inc.                    Com    867224107   $4,897    109,200    Sole             109,200
Suncor Enerrgy, Inc.                    Com    867224107  $16,837    375,500    Sole                              375,500
Symantec Corp                           Com    871503108  $10,271    554,000    Sole             554,000
Symantec Corp                           Com    871503108   $4,820    260,000    Sole                              260,000
T Rowe Price Group Inc.                 Com    74144T108   $4,131     62,200    Sole              62,200
Talisman Energy, Inc. ADR               Com    87425E103   $7,902    319,900    Sole             319,900
Talisman Energy, Inc. ADR               Com    87425E103  $26,577  1,076,000    Sole                            1,076,000
Tiffany & Co.                           Com    886547108   $7,866    127,500    Sole             127,500
Tiffany & Co.                           Com    886547108   $3,615     58,600    Sole                               58,600
Union Pacific Corp.                     Com    907818108  $27,131    274,850    Sole             274,850
Union Pacific Corp.                     Com    907818108   $8,223     83,300    Sole                               83,300
Unitedhealth Group                      Com    91324P102  $23,156    512,300    Sole             512,300
Unitedhealth Group                      Com    91324P102   $7,612    168,400    Sole                              168,400
Vale SA SP ADR                          ADR    91912E105  $30,439    912,700    Sole             912,700
Vale SA SP ADR                          ADR    91912E105   $6,060    181,700    Sole                              181,700
Viacom Inc                              Com    92553P201  $14,863    319,500    Sole             319,500
Viacom Inc                              Com    92553P201   $3,968     85,300    Sole                               85,300
Vivo Participacoes SA ADR               ADR    92855S200     $444     11,000    Sole              11,000
VMware, Inc.                            Com    928563402  $16,430    201,500    Sole             201,500
VMware, Inc.                            Com    928563402   $5,643     69,200    Sole                               69,200
Wells Fargo Company                     Com    949746101   $3,956    124,800    Sole             124,800
Whiting Petroleum Corp.                 Com    966387102  $12,413    169,000    Sole             169,000
Whiting Petroleum Corp.                 Com    966387102   $3,269     44,500    Sole                               44,500
Yum! Brands, Inc.                       Com    988498101   $9,618    187,200    Sole             187,200
Yum! Brands, Inc.                       Com    988498101   $3,011     58,600    Sole                               58,600
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